Financial assets measured at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2024
Financial assets measured at fair value through other comprehensive income.
Financial assets measured at fair value through other comprehensive income

18   Financial assets measured at fair value through other comprehensive income

	As at December 31,
	2023	2024
	RMB’000	RMB’000

Loans and advances to customers (Note a)	1,902,985	—
Equity securities (Note b)	3,204	—
Debt securities (Note a)	319,949	—
	2,226,138	—

Less: Non-current financial asset measured at fair value through other comprehensive income	(1,372,685)	—
	853,453	—
(a)	It represented loans and advances to customers and debt securities from virtual bank, which was disposed of as described in Note 12.

(b)

On August 4, 2016, the Group acquired 5% equity interest in Fujian Exchange Settlement Centre Co., Ltd. (福建交易場所清算中心股份有限公司) at a consideration of RMB5,000,000. The fair value change of the equity interest was recognized in other comprehensive income.